Fair value estimation	6 Months Ended
Jun. 30, 2023
Disclosure of fair value measurement of assets [abstract]
Fair value estimation
4.
Fair value estimation

The table below analyses the Group’s financial instruments carried at fair value as of each information of financial position date, by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

(1) Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1)

(2) Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2), and

(3) Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

The following table presents the Group’s financial instruments that are measured at fair value at each information of financial position date:

	Level 1	Level 2	Level 3	To tal
	RMB’000	RMB’000	RMB’000	RMB’000
At June 30, 2023
Financial assets at fair value through profit or loss	—	—	16,275	16,275
Financial assets at fair value through other comprehensive income	107,444	—	—	107,444
Total	107,444	—	16,275	123,719

(a) Financial instruments in Level 3

If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. Specific valuation techniques used to value financial instruments include:

• The use of quoted market prices or investor quotes for similar instruments

• The discounted cash flow model and unobservable inputs mainly including assumptions of expected future cash flows and discount rate

• The latest round of financing, i.e. the prior transaction price or the third-party pricing information, and

• A combination of observable and unobservable inputs, including risk-free rate, expected volatility, discount rate for lack of marketability, market multiples, etc.

Level 3 instruments of the Group’s assets include long-term investments measured at FVTPL (investing in ordinary shares in unlisted companies with no significant influence). As the investments are not traded in active markets, their fair values have been determined by using applicable valuation technique, such as market approach.

The carrying amounts of the Group’s financial assets not carried at fair values, including cash and cash equivalents, trade receivables, other receivables, other financial assets, and the Group’s financial liabilities not carried at fair values, including trade payables, other payables and accruals, approximate their fair values due to their short maturities or the interest rates being close to the market interest rates.

During the six months ended June 30, 2023, the Group acquired RMB3.3 million of level 3 financial instruments through a business combination and recorded fair value change of RMB1.2 million (for the six months ended June 30, 2022: RMB1.8 million) from remeasurement of financial assets at fair value through profit or loss. There were no other additions or disposals of level 3 financial instruments during this period.